SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS (Details) $ / shares in Units, ¥ in Thousands, $ in Millions				1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2021 USD ($) shares	Jul. 12, 2021 USD ($) shares	Jun. 14, 2021 USD ($)	Nov. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) D $ / shares shares	Sep. 30, 2021 CNY (¥) D	Jul. 12, 2022 USD ($)	Mar. 31, 2021 shares
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS
Aggregate purchase amount of convertible preferred shares					$ 165.0			$ 50.0
Ordinary shares dividend | ¥							¥ 0
Preferred and common stock dividend | ¥							¥ 0
Percentage of liquidation preference on original preferred share issue price						150.00%	150.00%
Liquidation Preference value (per share) | $ / shares						$ 0.3433
Trading days | D						5	5
Adjusted redemption price percentage						8.00%	8.00%
Fair value impact of the issuance of senior convertible preferred shares						$ 265.4	¥ 1,710,800
Class A ordinary shares
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS
Conversion price | $ / shares					$ 0.3433
Ordinary shares outstanding (in shares) | shares						1,145,427,125			1,071,621,698
ADS
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS
Conversion price | $ / shares					$ 1.03
Class B ordinary shares
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS
Ordinary shares outstanding (in shares) | shares						40,809,861			40,809,861
NIO Capital and Joy Capital
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS
Aggregate purchase amount of convertible preferred shares			$ 315.0		$ 315.0
Number of senior convertible preferred shares issued | shares		291,290,416
Warrants to purchase shares | shares					240,314,593
First Closing
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS
Aggregate purchase amount of convertible preferred shares		$ 100.0
First Closing | NIO Capital and Joy Capital
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS
Aggregate purchase amount of convertible preferred shares		$ 100.0
Number of senior convertible preferred shares issued | shares		291,290,416
Second Closing | SUBSEQUENT EVENTS
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS
Aggregate purchase amount of convertible preferred shares				$ 27.5
Number of senior convertible preferred shares issued | shares				80,104,865
Remaining amount available to purchase senior convertible preferred shares	$ 22.5			$ 22.5
Second Closing | NIO Capital and Joy Capital | SUBSEQUENT EVENTS
SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS
Aggregate purchase amount of convertible preferred shares	$ 27.5
Number of senior convertible preferred shares issued | shares	80,104,865
Remaining amount available to purchase senior convertible preferred shares	$ 22.5			$ 22.5